Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events
Subsequent Events	Note 11 – Subsequent Events Subsequent to March 31, 2022, the Company issued 96,083 shares of common stock for services with a fair value of $4,000. In May 2022, the Company amended the exercise price of 50 million shares of stock warrants granted in September 2021 from $0.05 per share to $0.02 per share. As a result, these warrant holders exercised their warrants and the Company issued 50 million shares of common stock for cash proceeds of $1,000,000. As an inducement to these warrant holders to exercise their warrants, the Company granted them stock warrants to purchase 50 million shares of common stock. The warrants are exercisable at $0.05 per share and will expire in 5 years. The Company is in the process of determining the appropriate accounting for these transactions. In May 2022, a warrant holder agreed to extinguish a total of 605,476 warrant shares, relating to warrant agreements dated November 21, 2019 and July 27, 2020, in exchange for a one-time payment from the Company in the amount of $165,000. In May 2022, the Company issued 5,000,000 shares of common stock for services with a fair value of $104,000. In June 2022, the Company issued 2,500,000 shares of common stock for services with a fair value of $56,000. On June 14, 2022, the Board of Directors and holders of a majority of the voting shareholders approved a resolution to change the Company’s name from StrikeForce Technologies, Inc. to Zerify, Inc.

Note 11 – Subsequent Events

Subsequent to March 31, 2022, the Company issued 96,083 shares of common stock for services with a fair value of $4,000.

In May 2022, the Company amended the exercise price of 50 million shares of stock warrants granted in September 2021 from $0.05 per share to $0.02 per share.  As a result, these warrant holders exercised their warrants and the Company issued 50 million shares of common stock for cash proceeds of $1,000,000.  As an inducement to these warrant holders to exercise their warrants, the Company granted them stock warrants to purchase 50 million shares of common stock.  The warrants are exercisable at $0.05 per share and will expire in 5 years. The Company is in the process of determining the appropriate accounting for these transactions.

In May 2022, a warrant holder agreed to extinguish a total of 605,476 warrant shares, relating to warrant agreements dated November 21, 2019 and July 27, 2020, in exchange for a one-time payment from the Company in the amount of $165,000.

In May 2022, the Company issued 5,000,000 shares of common stock for services with a fair value of $104,000.

In June 2022, the Company issued 2,500,000 shares of common stock for services with a fair value of $56,000.

On June 14, 2022, the Board of Directors and holders of a majority of the voting shareholders approved a resolution to change the Company’s name from StrikeForce Technologies, Inc. to Zerify, Inc.

Note 15 – Subsequent Events

Subsequent to December 31, 2021, the Company issued 134,853 shares of common stock for services with a fair value of $6,000.